Intangible assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	$ 5,744,399
Balance, end of period	9,589,399	$ 5,744,399
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	6,330,000	6,330,000
Additions	4,400,000	0
Balance, end of period	10,730,000	6,330,000
Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	(585,601)	(122,269)
Amortization	555,000	463,332
Balance, end of period	(1,140,601)	(585,601)
Management services agreement
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	5,512,760
Balance, end of period	8,897,260	5,512,760
Management services agreement | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	6,020,000	6,020,000
Additions	3,850,000	0
Balance, end of period	9,870,000	6,020,000
Management services agreement | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	(507,240)	(105,907)
Amortization	465,500	401,333
Balance, end of period	(972,740)	(507,240)
Covenants not to compete
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	231,639
Balance, end of period	692,139	231,639
Covenants not to compete | Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	310,000	310,000
Additions	550,000	0
Balance, end of period	860,000	310,000
Covenants not to compete | Accumulated amortization
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Balance, beginning of period	(78,361)	(16,362)
Amortization	89,500	61,999
Balance, end of period	$ (167,861)	$ (78,361)